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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.      Name and address of issuer:

                 General American Separate Account Eleven
                 700 Market St.
                 St. Louis, MO 63101

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                 S&P 500 Index Fund
                 Money Market Fund
                 Bond Index Fund
                 Managed Equity Fund
                 Asset Allocation Fund
                 International Index Fund
                 Mid-Cap Equity Fund
                 Small-Cap Equity Fund
                 Equity-Income Fund
                 Growth Fund
                 Overseas Fund
                 Asset Manager Fund
                 High Income Fund
                 Mid Cap Fund
                 Worldwide Hard Assets Fund
                 Worldwide Emerging Markets Fund
                 Multi-Style Equity Fund
                 Core Bond Fund
                 Aggressive Equity Fund
                 Non-US Fund
                 Income & Growth Fund
                 International Fund
                 Value Fund
                 Bond Portfolio Fund
                 Small Company Portfolio Fund
                 Large Cap Value Fund
                 Large Cap Growth Fund
                 Small Cap Value Fund
                 Small Cap Growth Fund
                 International Equity Fund
                 Emerging Markets Equity Fund
                 Core Fixed Income Fund
                 High Yield Bond Fund
                 International Fixed Income Fund
                 Emerging Markets Debt Fund
                 Janus Mid Cap Fund
                 T. Rowe Price Large Cap Growth Fund
                 T. Rowe Price Small Cap Growth Fund
                 Alger Equity Growth Series Fund
                 Janus Growth Fund


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                 Harris Oakmark Focused-Value Fund
                 Harris Oakmark Large-Cap Value Fund
                 Neuberger Bernam Mid-Cap Value Fund
                 Putnam International Stock Fund
                 Morgan Stanley EAFE Index Fund
                 MetLife Stock Index Fund
                 MetLife Mid-Cap Stock Index Fund
                 Lehman Brothers Aggregate Bond Index Fund
                 State Street Research Large-Cap Value Fund
                 State Street Research Diversified Fund
                 State Street Research Aurora Fund
                 State Street Research Money Market Fund
                 State Street Research Bond Income Fund
                 State Street Research Concentrated International Fund Russell 2000 Index Portfolio Fund
                 Davis Venture Series Fund
                 PIMCO Innovations Fund
                 PIMCO Total Return Fund
                 MFS Mid-Cap Growth Fund
                 Met/AIM Small-Cap Growth Fund
                 Met/AIM Mid-Cap Core Equity Fund
                 Growth Fund
                 Growth-Income Fund
                 Global Small-Cap Fund

3.      Investment Company Act File Number:
                 811-4901
        Securities Act File Number:
                 333-53477

4(a).   Last day of fiscal year for which this Form is filed:
                 12/31/02

4(b).   / /      Check box if this Form is being filed late (i.e., more than
                 90 calendar days after the end of the issuer's fiscal year).
                 (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).   / /      Check box if this is the last time the issuer will be filing this Form.

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5.      Calculation of registration fee:

        (i)      Aggregate sale price of securities sold during
                 the fiscal year pursuant to section 24(f):           $52328818
                                                                      ---------
        (ii)     Aggregate price of securities redeemed or
                 repurchased during the fiscal year:                  $37066524
                                                                      ---------

        (iii)    Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year
                 ending no earlier than October 11, 1995
                 that were not previously used to reduce
                 registration fees payable to the Commission:                $0
                                                                             --

        (iv)     Total available redemption credits [add
                 Items 5(ii) and 5(iii)]:                           - $37066524
                                                                      ---------

        (v)      Net sales -- if Item 5(i) is greater than
                 Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:     $15262294
                                                                      ---------

        (vi)     Redemption credits available for use in
                 future years--if Item 5(i) is less than
                 Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i)]:                                                $(0)
                                                                            ---

        (vii)    Multiplier for determining registration
                 fee (See Instruction C.9):                          x .0000809
                                                                     - --------

        (viii)   Registration fee due [multiply Item 5(v) by
                 Item 5(vii)] (enter "0" if no fee is due):          = $1234.72
                                                                       --------

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that
                       ---
        were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A
              ---

7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        Instruction D):                                                     = 0
                                                                              -

8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:                 = $1234.72
                                                                       --------

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository: 03/19/03
                 Method of Delivery:
                                                     Wire Transfer
                                                     Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By: Tim Klopfenstein, Vice President          By: Michelle Zarrilli, Director

Date: 03/20/2003

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